Non-cash stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of January 1, 2023	909,113	11.18
Granted	342,900	3.08
Vested	0	-
Cancelled	(36,112)	11.10

Unvested balance as of June 30, 2023	1,215,901	8.90

Unvested balance as of January 1, 2024	1,017,538	6.59
Granted	-	-
Additional shares due to change in conversion ratios	41,990	4.76
Vested	(342,434)	12.57
Cancelled	(112,783)	6.87

Unvested balance as of June 30, 2024	604,311	3.02

Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of January 1, 2023	7,400,519	24.58	8,787,264	22.31	4.6y
Granted		-	1,835,411	2.86
Exercised		-	-	-
Forfeited or Expired		-	(22,638)	18.29

Balance as of June 30, 2023	7,800,007	23.84	10,600,037	18.95	5.1y

Balance as of January 1, 2024	7,913,183	23.63	10,543,159	18.92	4.6y
Granted		-	2,914,188	2.54
Additional shares due to change in conversion ratios			611,172	19.41
Exercised		-	-	-
Forfeited or Expired		-	(490,618)	4.23

Balance as of June 30, 2024	9,121,867	22.14	13,577,901	15.96	5.1y

Summary of assumptions Vesting Details

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows for the six-month periods ended June 30, 2024 and June 30, 2023:

For the six-month period ended June 30,
	2023	2024

Weighted-Average fair values of stock options granted	1.65€	1.42€
Assumptions:
Risk-free interest rate	2.45% - 2.75%	2.51% - 2.99%
Share entitlement per options	1	1 - 1.06
Exercise price	1.74€ - 3.17€	2.07€ - 2.82€
Grant date share fair value	1.70€-3.09€	1.67€-2.76€
Expected volatility	63.7% - 64.4%	64.6%- 64.8%
Expected term (in years)	6.03 - 6.15	6.03 - 6.15
Vesting conditions	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded

Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on non-employee warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of January 1, 2023	896,225	27.18	896,225	27.18	3.3y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	-	-	-	-

Balance as of June 30, 2023	896,225	27.18	896,225	27.18	2.8y

Balance as of January 1, 2024	338,875	26.69	338,875	26.69	2.4y
Granted	-	-	-	-
Additional shares due to change in conversion ratios	20,332	26.69	20,332	26.69
Exercised	-	-	-	-
Forfeited or Expired	-	-	-	-

Balance as of June 30, 2024	359,207	26.69	359,207	26.69	1.9y